UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2




1.    Name and address of issuer: Sit Mutual Funds II, Inc.
                                  3300 IDS Center, 80 S. 8th Street
                                  Minneapolis, MN 55402

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
      the issuer, check the box but do not list series or classes):          [X]

3.    Investment Company Act File Number:  811-04033

      Securities Act File Number:          2-91312

4.(a) Last day of fiscal year for which this Form is filed:  3-31-17

4.(b) [  ] Check box  if  this Form  is  being filed late (i.e. more than  90 calendar days after the close of the issuer's fiscal year). (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4.(c) [ ] Check box if this is the last time the issuer will be filing this Form.


SEC 2393 (6-02)

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                       $271,124,309
                                                                    ------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                         $214,899,691
                                                     ------------

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending
            no earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                         $92,489,479
                                                      ------------

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                           $307,389,170
                                                                    ------------

     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(I)]:                                        $0
                                                                    ------------
--------------------------------------------------------------------------------
     (vi)   Redemption credits available for
            use in future years -- if Item 5(i)
            is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:               $(36,264,861)
                                                      ------------
--------------------------------------------------------------------------------
     (vii)  Multiplier for determining
            registration fee (See
            Instruction C.9):                                         x.00011590
                                                                    ------------

     (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):                          =$0
                                                                    ------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares of other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$0
                                                                    ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     Date:
     Method of delivery:   [   ] Wire Transfer
                           [   ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul E. Rasmussen
                           ------------------------------------------
                           Paul E. Rasmussen, Vice President
                           ------------------------------------------

Date: April 26, 2017
      --------------

  *Please print the name and title of the signing officer below the signature.